Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Issued Capital [Member]	Reserves [Member]	Retained Earnings/ (Accumulated Deficit)	Accumulated Other Comprehensive Income [Member]
Balance at Apr. 30, 2022	$ 164,636	$ 152,444	$ 5,488	$ (12,143)	$ 18,847
Balance, Shares at Apr. 30, 2022		95,546,314
Common shares issued upon exercise of warrants	382	$ 430	(48)
Common shares issued upon exercise of warrants, Shares		190,894
Common shares issued upon exercise of options	131	$ 179	(48)
Common shares issued upon exercise of options, Shares		37,500
At-the-Market offering: Common shares issued for cash	14,589	$ 14,589
At-the-Market offering: Common shares issued for cash, Shares		4,029,021
At-the-Market offering Agents' fees and issuance costs	(365)	$ (365)
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments				6,131	(6,131)
Share-based compensation	927		927
Net income (loss) for the year	(5,843)			(5,843)
Other comprehensive income	912				912
Balance at Apr. 30, 2023	175,369	$ 167,277	6,319	(11,855)	13,628
Balance, Shares at Apr. 30, 2023		99,803,729
Common shares issued upon exercise of warrants	5,900	$ 6,641	(741)
Common shares issued upon exercise of warrants, Shares		2,950,094
Public offering: Common shares issued for cash	71,722	$ 71,722
Public offering: Common shares issued for cash, Shares		16,929,600
Public offering: Underwriters' fees and issuance costs	(4,689)	$ (4,689)
At-the-Market offering: Common shares issued for cash	3,534	$ 3,534
At-the-Market offering: Common shares issued for cash, Shares		870,910
At-the-Market offering Agents' fees and issuance costs	(88)	$ (88)
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments				24,597	(24,597)
Share-based compensation	738		738
Net income (loss) for the year	9,780			9,780
Other comprehensive income	13,523				13,523
Balance at Apr. 30, 2024	$ 275,789	$ 244,397	$ 6,316	$ 22,522	$ 2,554
Balance, Shares at Apr. 30, 2024		120,554,333